UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 2/7/2007
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total: $198,781 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                         Title       CUSIP      Value       Shares   Invsmnt   Discret  Other    Voting Authority
                                     Of Class                (x1000)                 Sole    Shared   Mgrs    Sole    Shared   None

Aberdeen Global Income Fund             COM      003013109      170       12,710                              12,710
Adobe Systems                           COM      00724F101    1,756       42,713                              42,713
ACE LTD ORD                             ORD      G0070K103    2,777       45,844                              45,844
AMBAC Financial Group Inc               COM      023139108    3,744       42,029                              42,029
Apple Computer Inc                      COM      037833100    3,215       37,895                              37,895
Arch Coal Inc                           COM      039380100      924       30,783                              30,783
Bank of America Corp                    COM      060505104      357        6,694                               6,694
Barrick Gold Corp                       COM      067901108    4,010      130,615                             130,615
Berkshire Hathaway In. CL B            CL B      084670207    1,551          423                                 423
Black & Decker Corp                     COM      091797100    1,768       22,105                              22,105
Blackrock Limited Term Duration       COM SHS    09249W101      205       10,805                              10,805
Bldrs Developed Mkts 100 ADR      DEV MK 100 ADR 09348R201    2,755       93,627                              93,627
Bldrs Emerging Mkts 50 ADR        EMER MK 50 ADR 09348R300    2,055       52,783                              52,783
Bright Horizons Family Solution         COM      109195107    3,229       83,527                              83,527
Brown & Brown Inc                       COM      115236101    1,490       52,830                              52,830
Cameco Corp                             COM      13321L108    3,753       92,787                              92,787
Central Europe & Russia Fund            COM      153436100      694       12,905                              12,905
Checkfree Corp                          COM      162813109    4,079      101,560                             101,560
Chicago Mercantile Exchange            CL A      167760107    2,459        4,824                               4,824
Cisco Systems Inc                       COM      17275R102    4,196      153,531                             153,531
Clarcor Inc                             COM      179895107    3,843      113,669                             113,669
ConocoPhillips                          COM      20825C104    1,933       26,868                              26,868
Covance Inc                             COM      222816100    3,961       67,243                              67,243
Dolby Laboratories Inc-Cl A             COM      25659T107    2,077       66,945                              66,945
Eaton Vance Float RT INC TR             COM      278279104      336       18,190                              18,190
Eaton Vance Insured Muni II             COM      27827K109      263       17,123                              17,123
Eaton Vance Insured Muni Bnd            COM      27827X101      287       18,240                              18,240
Eaton Vance LTD Duration Global         COM      27828H105      237       13,255                              13,255
Eaton Vance MA Municipal INC        SH BEN INT   27826E104      219       14,505                              14,505
Eaton Vance SR FLTG Rate TR             COM      27828Q105      258       13,975                              13,975
Embraer-Empresa Brasiliera D      SP ADR COM SHS 29081M102    5,002      120,725                             120,725
Encana Corp                             COM      292505104    3,375       73,457                              73,457
Expeditors Intl Wash Inc                COM      302130109    2,514       62,071                              62,071
Exxon Mobil Corp                        COM      30231G102    4,759       62,108                              62,108
FLIR Systems Inc                        COM      302445101    3,715      116,711                             116,711
Flowserve Corp                          COM      34354P105    3,115       61,711                              61,711
Gabelli Dividend & Income Tr            COM      36242H104      418       19,485                              19,485
General Electric Co                     COM      369604103      894       24,025                              24,025
Genzyme Corp                            COM      372917104    5,292       85,938                              85,938
Gilead Sciences Inc                     COM      375558103    4,234       65,212                              65,212
Google Inc-CL A                        CL A      38259P508    5,888       12,787                              12,787
GreenHill & Co Inc                      COM      395259104    3,725       50,480                              50,480
HDFC Bank Ltd  ADR                ADR REPS 3 SHS 40415F101    3,541       46,913                              46,913
Harris Corp                             COM      413875105    3,741       81,568                              81,568
Hewlett Packard Co                      COM      428236103      201        4,880                               4,880
Hologic Inc                             COM      436440101    3,314       70,085                              70,085
ITT Corp                                COM      450911102    4,055       71,358                              71,358
Imperial Oil LTD                      COM NEW    453038408    2,073       56,275                              56,275
Independent Bank Corp - Mich            COM      453838104      233        9,203                               9,203
Infosys Technologies-SP ADR        SPONSORED ADR 456788108    2,052       37,605                              37,605
I-Path DJ AIG Commodity Index    TDJAIG CMDTY 36 06738C778      204        4,160                               4,160
Ishares iBoxx $ Investment Grad   IBOXX INV CPBD 464287242      350        3,283                               3,283
Ishares Lehman Tres Inflation P    US TIPS BD FD 464287176    1,466       14,835                              14,835
Ishares MSCI EAFE Index Fund       MSCI EAFE IDX 464287465    4,614       63,021                              63,021
Ishares MSCI Emerging Mkt Index   MSCI EMERG MKT 464287234    7,658       67,077                              67,077
Ishares Silver Trust                  ISHARES    46428Q109    2,142       16,655                              16,655
Itron Inc                               COM      465741106    1,770       34,149                              34,149
JP Morgan Chase & Co                    COM      46625H100      216        4,467                               4,467
Jacobs Engineering Group Inc            COM      469814107    3,768       46,211                              46,211
Jefferies Group Inc (NEW)               COM      472319102    1,329       49,555                              49,555
Johnson & Johnson                       COM      478160104    4,327       65,544                              65,544
Manulife Financial Corp                 COM      56501R106      463       13,700                              13,700
Market Vectors Gold Miners        GOLD MINER ETF 57060U100    2,649       66,365                              66,365
McCormick & Company-Non Voting      COM NON VTG  579780206    1,746       45,289                              45,289
McGraw-Hill Companies Inc               COM      580645109    4,018       59,068                              59,068
Merck & Co. Inc.                        COM      589331107      314        7,207                               7,207
Moody's Corp                            COM      615369105    1,331       19,280                              19,280
Navteq Corp                             COM      63936L100    2,036       58,210                              58,210
Neuberger Berman Intermediate M         COM      64124P101      139       10,100                              10,100
Nokia Corp-Spon ADR                SPONSORED ADR 654902204    1,462       71,943                              71,943
Novartis AG-ADR                    SPONSORED ADR 66987V109    4,182       72,807                              72,807
Nuveen Global Gov't Enhanced In         COM      67073C104      363       17,780                              17,780
PepsiCo Inc                             COM      713448108    3,031       48,462                              48,462
PIMCO Floating Rate Strat Fund          COM      72201J104      541       28,606                              28,606
Procter & Gamble Co                     COM      742718109      608        9,467                               9,467
Respironics Inc                         COM      761230101    2,123       56,231                              56,231
Ryanair Holdings PLC-SP ADR        SPONSORED ADR 783513104    4,400       53,990                              53,990
Stericycle Inc                          COM      858912108    2,415       31,983                              31,983
StreetTracks Dow Jones Wilshire    DJ WLSH REIT  86330E604      456        5,191                               5,191
StreetTracks Gold Trust               GLD SHS    863307104    1,548       24,493                              24,493
Tata Motors Ltd-Spon ADR           SPONSORED ADR 876568502    2,740      134,122                             134,122
Templeton Dragon Fund Inc               COM      88018T101    1,937       73,780                              73,780
Templeton Global Income Fund            COM      880198106      231       24,385                              24,385
Teva Pharmaceutical-SP ADR              ADR      881624209    1,377       44,306                              44,306
Texas Instruments Inc                   COM      882508104    2,979      103,437                             103,437
Van Kampen Senior Income Trust          COM      920961109      108       12,320                              12,320
Vanguard Extd Market Vipers       EXTEND MKT ETF 922908652      487        4,775                               4,775
Walgreen Co                             COM      931422109      459       10,008                              10,008
Waste Connections Inc                   COM      941053100    2,816       67,767                              67,767
Webex Communications Inc                COM      94767L109    3,235       92,715                              92,715

                                                            198,781    4,170,345                           4,170,345